GENERAL (Schedule of Group Licenses) (Details)	12 Months Ended
Dec. 31, 2020
Group License One [Member]
Statement Line Items [Line Items]
Type of services	Cellular
Area of service	Israel
License owner	Partner Communications Company Ltd.
Granted by	MOC
License valid through	Feb, 2022
Guarantees made	NIS 21 million [1]
Group License Two [Member]
Statement Line Items [Line Items]
Type of services	Cellular
Area of service	West Bank
License owner	Partner Communications Company Ltd.
Granted by	CA
License valid through	Feb, 2022
Guarantees made	NIS 4 million
Group License Three [Member]
Statement Line Items [Line Items]
Type of services	Cellular infrastructure
Area of service	Israel
License owner	P.H.I Networks (2015) Lp.
Granted by	MOC
License valid through	Aug, 2025
Group License Four [Member]
Statement Line Items [Line Items]
Type of services	ISP
Area of service	Israel
License owner	Partner Communications Company Ltd.
Granted by	MOC
License valid through	Mar, 2023
Group License Five [Member]
Statement Line Items [Line Items]
Type of services	ISP
Area of service	West Bank
License owner	Partner Communications Company Ltd.
Granted by	CA
License valid through	Mar, 2023
Group License Six [Member]
Statement Line Items [Line Items]
Type of services	Fixed (incl. ISP, ILD, NTP)
Area of service	Israel
License owner	Partner Land-line Communication Solutions - Limited Partnership
Granted by	MOC
License valid through	Jan, 2027
Guarantees made	NIS 2 million
Group License Seven [Member]
Statement Line Items [Line Items]
Type of services	Fixed (incl. ISP, ILD, NTP)
Area of service	West Bank
License owner	Partner Land-line Communication Solutions - Limited Partnership
Granted by	CA
License valid through	Jan, 2027
Guarantees made	NIS 0.25 million

[1]	Including guarantees of NIS 16 million with respect to the frequencies tender, see note 17(1).